Summary of Significant Accounting Policies, Goodwill and Other Intangible Assets (Details) - Turning Point [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Other Intangible Assets [Abstract]
Goodwill impairment charge	$ 0
Intangible asset impairment charge	$ 0